Subsequent Events (Common Stock Repurchases) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2016	Sep. 22, 2015
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired		39,491,991	18,876,363	0
Treasury Stock, Value, Acquired, Cost Method		$ 1,930	$ 1,000
Stock Repurchase Program, Authorized Amount						$ 1,000
Subsequent Event
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired	1,445,864
Treasury Stock, Value, Acquired, Cost Method	$ 70
Stock Repurchase Program, Authorized Amount					$ 3,000